9. COMMON STOCK (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Black-Scholes valuation of stock options granted
Risk-free interest rate	0.77%	1.25%	1.30%
Expected life of options (years)	4 years 7 months 6 days	4 years 3 months 18 days	4 years 3 months 18 days
Annualized volatility	75.00%	65.00%	75.00%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	$ 0.15	$ 0.09	$ 0.19